Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,231,512.6
Previously Paid Amount	0
Total Fee Amount	446.28
Total Offset Amount	0
Net Fee	$ 446.28
Offset Table N/A	N/A